Royalties and Royalty Options	12 Months Ended
Apr. 30, 2023
Royalties And Royalty Options
Royalties and Royalty Options
7.
Royalties and Royalty Options

	Royalties	Royalty Options	Total
	($)	($)	($)
Balance, as at April 30, 2021	25,452	125	25,577
Additions	17,814	143	17,957
Foreign currency translation	614	-	614
Write-off	-	(125)	(125)
Balance, as at April 30, 2022	43,880	143	44,023
Additions	2,313	(143)	2,170
Depletion	(147)	-	(147)
Foreign currency translation	818	-	818
Balance, as at April 30, 2023	46,864	-	46,864

	Cost				Accumulated Depletion			Carrying Amount
	April 30, 2022	Additions	Foreign Currency Translation	April 30, 2023	April 30, 2022	Depletion	April 30, 2023	April 30, 2023
	($)	($)	($)	($)	($)	($)	($)	($)
Anderson project	7,348	-	403	7,751	-	-	-	7,751
Church Rock project	751	-	41	792	-	-	-	792
Cigar Lake project	4,704	-	-	4,704	-	-	-	4,704
Dawn Lake project	143	139	-	282	-	-	-	282
Dewey-Burdock project	76	1,355	14	1,445	-	-	-	1,445
Energy Queen project	-	67	1	68	-	-	-	68
Lance project	1,688	-	93	1,781	-	-	-	1,781
Langer Heinrich project	2,822	-	-	2,822	-	-	-	2,822
McArthur River project	11,543	-	-	11,543	-	(147)	(147)	11,396
Michelin project	4,262	-	-	4,262	-	-	-	4,262
Reno Creek project	289	-	16	305	-	-	-	305
Roca Honda project	159	-	8	167	-	-	-	167
Roughrider project	5,923	-	-	5,923	-	-	-	5,923
San Rafael project	-	542	4	546	-	-	-	546
Slick Rock project	2,916	-	160	3,076	-	-	-	3,076
Whirlwind project	-	67	1	68	-	-	-	68
Workman Creek project	1,399	-	77	1,476	-	-	-	1,476
	44,023	2,170	818	47,011	-	(147)	(147)	46,864

During the year ended April 30, 2023, the Company acquired:

•
a 10% to 20% sliding scale net profits interest (an "NPI") royalty on a 7.5% share of overall uranium production from the Dawn Lake project lands for cash consideration of $139; and
•
a 2% to 4% gross value royalty on a portion of the Dewey-Burdock property, a 1% gross value royalty on portions of the Energy Queen project, a 2% net smelter return royalty on portions of the San Rafael project and a 2% to 4% sliding scale gross value royalty on portions of the Whirlwind project for an aggregate cash consideration of $2,031.

The Company's royalties are detailed below:

Anderson, Slick Rock and Workman Creek Projects

The Company holds a one percent (1%) net smelter return royalty for uranium on Anderson project, Slick Rock project, and Workman Creek project in the USA.

7.
Royalties and Royalty Options (continued)

Church Rock and Roca Honda Projects

The Company holds a 4% net smelter return royalty on the Church Rock property and a 4% gross revenues royalty on a portion of the Roca Honda property in the USA. The Roca Honda royalty is subject to the right of the payor to purchase the royalty for US$5,000,000 at any time prior to the first royalty payment becoming due thereunder.

Dewey-Burdock Project

The Company holds a 30% net proceeds royalty and a 2% to 4% gross value royalty on a portion of the Dewey-Burdock property in the USA.

Lance Project

The Company holds a 4% gross revenues royalty on a portion of the Lance property and an additional 1% gross revenues royalty which covers the entirety of the current permitted project area in the USA.

Langer Heinrich Project

The Company holds a production royalty of Australian $0.12 per kilogram of yellow cake produced from the Langer Heinrich uranium project in Namibia.

Michelin Project

The Company holds a 2% gross revenues royalty on the Michelin property in Canada.

Reno Creek Project

The Company holds a 0.5% net profit interest royalty, with a maximum amount payable thereunder of US$2.5 million, on a portion of the Reno Creek property in the USA.

Roughrider Project

The Company holds a 1.97% net smelter return royalty on the Roughrider property in Canada.

Energy Queen, San Rafael and Whirlwind Projects

The Company holds a 1% gross value royalty on portions of the Energy Queen project, a 2% net smelter return royalty on portions of the San Rafael project and a 2% to 4% sliding scale gross value royalty on portions of the Whirlwind project in the USA. The Company may choose to take product payment in physical ore or concentrates produced from the Energy Queen and Whirlwind projects.

Cigar Lake, McArthur River and Dawn Lake Projects

The Company holds (i) a 1% gross overriding royalty on an approximate 9% share of uranium production derived from an approximate 30.195% ownership interest of Orano Canada Inc. ("Orano") on the McArthur River Project located in Saskatchewan, Canada; (ii) a 10% to 20% sliding scale NPI royalty on a 3.75% share of overall uranium production, drawn from Orano's approximate 40.453% ownership interest in the Waterbury Lake / Cigar Lake Project (the "Waterbury Lake / Cigar Lake Project") located in Saskatchewan, Canada.

In November 2022, the Company notified Orano of its election to receive royalty proceeds from the re-started McArthur River mine through delivery of physical uranium. As a result, the Company recorded a depletion of $147 (2022: $Nil) on the McArthur River royalty and an increase in inventory by the same amount.

The royalty on the Dawn Lake project was previously subject to an option held by the Company. During the year ended April 30, 2023, the Company completed the acquisition of the royalty on the Dawn Lake project through the acquisition of RM, the holder of the royalty. The Company holds a 10% to 20% sliding scale NPI on a 7.5% share of overall uranium production from the Dawn Lake project located in Saskatchewan, Canada.

7.
Royalties and Royalty Options (continued)

Cigar Lake, McArthur River and Dawn Lake Projects (continued)

The sliding scale NPI royalty percentage will decrease to 10% after the combined production on the Waterbury Lake / Cigar Lake and Dawn Lake projects reach 200 million pounds U3O8.